Equity - Additional Information (Detail)													12 Months Ended			42 Months Ended
	Nov. 20, 2019 MXN ($) $ / shares	Aug. 29, 2019 MXN ($) $ / shares	May 17, 2019 MXN ($)	Apr. 23, 2019 $ / shares	Nov. 20, 2018 MXN ($) $ / shares	Aug. 21, 2018 MXN ($) $ / shares	May 11, 2018 MXN ($)	Apr. 25, 2018 MXN ($) $ / shares	Nov. 16, 2017 MXN ($) $ / shares	Aug. 14, 2017 MXN ($) $ / shares	May 08, 2017 MXN ($)	Apr. 25, 2017 MXN ($) $ / shares	Dec. 31, 2019 MXN ($) Vote Director shares	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Feb. 28, 2014 MXN ($) shares	Apr. 26, 2016 MXN ($)
Disclosure Of Equity [Line Items]
Percentage of acquisition, nominations and compensation corresponding to operating committee members													20.00%
Dividend payment per share | $ / shares	$ 4.21	$ 4.21		$ 8.42	$ 3.81	$ 3.81		$ 7.62	$ 2.86	$ 2.86		$ 5.72
Dividend payment	$ 2,212,673,000	$ 2,212,673,000			$ 2,002,443,000	$ 2,002,443,000			$ 1,503,146,000	$ 1,503,146,000			$ 4,425,346,000
Canceled Reserve for repurchase of shares								$ 1,250,000,000				$ 995,000,000					$ 950,000,000
Reserve for repurchase of shares													3,283,374,000	$ 2,983,374,000	$ 2,728,374,000
Capital reduction per share | $ / shares				$ 3.03				$ 2.38				$ 3.33
Capital reduction			$ 1,592,494,000				$ 1,250,870,000				$ 1,750,167,000		$ 1,592,494,000	1,250,870,000	1,750,167,000
Description of legal reserves													General Corporate Law requires that at least 5% of the unconsolidated net income of the year, be transferred to the legal reserve until the reserve equals 20% of capital stock at par value (nominal pesos).
Legal reserve													$ 1,592,551,000	$ 1,345,709,000	$ 1,119,029,000
Percentage of legal reserve													25.70%	17.30%	12.40%
Maximum amount of repurchase shares													$ 3,283,374,000
Repurchases of shares amount																$ 1,733,374,000
Remaining Shares on repurchased													$ 1,550,000,000
Number of shares repurchased | shares													0			35,424,453
Non-Mexican and individual shareholders [Member]
Disclosure Of Equity [Line Items]
Additional income tax on dividend													10.00%
Top of Range [Member]
Disclosure Of Equity [Line Items]
Reserve for repurchase of shares								$ 1,550,000,000				$ 1,250,000,000					$ 995,000,000
Series BB common stock [Member]
Disclosure Of Equity [Line Items]
Percentage of common stock													15.00%
Number of directors | Director													4
Series B And BB Common Stock [Member]
Disclosure Of Equity [Line Items]
Number of vote per share | Vote													1
Maximum percentage of common stock													10.00%
Percentage of not having voting rights													10.00%
Series B common stock [Member]
Disclosure Of Equity [Line Items]
Percentage of common stock													10.00%
Percentage of voting rights													10.00%